Summary Unaudited Financial Information of TEU (Detail) (Top End Uranium Ltd, AUD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Top End Uranium Ltd
Schedule of Equity Method Investments [Line Items]
Current assets	1,116	3,618
Non- current assets	12	8
Total assets	1,128	3,626
Current liabilities	523	180
Total liabilities	523	180
Total shareholders' equity	605	3,446
Net profit/(loss)	(998)	(1,166)